Taxation (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers					¥ 507,982	¥ 285,919
Accruals					616,453	510,522
Depreciation of fixed assets					5,103	3,697
Amortization of Intangible assets					43,899	55,168
Net operating tax loss carry forward					1,653,496	742,512
Deferred tax assets , gross					2,826,933	1,597,818
Less: valuation allowance	¥ (774,323)	¥ (367,428)	¥ (223,644)		(1,762,638)	(774,323)	¥ (367,428)
Total				$ 154,795	1,064,295	823,495
Deferred tax liabilities:
Withholding income tax					392,945	183,642
Others					736	29,573
Total				57,259	393,681	213,215
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period	774,323	367,428	223,644
Provision/(Write-off) for the year	988,315	406,895	143,784
Balance at the end of the period	¥ 1,762,638	¥ 774,323	¥ 367,428
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Accrued withholding tax liabilities				98,800	679,400	707,100	¥ 404,800
Unrecognized deferred tax liabilities related to undistributed earnings of the Group's PRC subsidiaries				$ 153,800	¥ 1,057,700	¥ 1,079,500